Cash	12 Months Ended
Dec. 31, 2011
Cash [Abstract]
Cash	5. CASH

	December 31
	2010	2011
	NT$	NT$	US$
			(Note 3)

Cash and deposits in bank	1,005,524	894,545	29,552

Time deposits	564,268	1,793,201	59,240

	1,569,792	2,687,746	88,792